Commitments and Contingencies	3 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Note 5 – Commitments and contingencies At March 31, 2018, the Company had signed contracts totaling $13,696,000 related to the development and construction of its planned Theme Park.